Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption

The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2018		2017
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$62,269	$62,269	$59,663	$59,663
Trading assets	100,262	100,262	98,464	98,464
Financial instruments designated at fair value through profit or loss	12	12	13	13
Securities purchased under resale agreements and securities borrowed	104,018	104,018	95,319	95,319
Derivative financial instruments	37,558	37,558	35,364	35,364
Investment securities – other	57,653	57,653	50,504	50,504
Investment securities – amortized cost	20,316	20,743	18,716	18,765
Loans	553,758	551,834	507,276	504,369
Customers’ liability under acceptances	16,329	16,329	13,560	13,560
Other financial assets	10,913	10,913	9,314	9,314
Liabilities:
Deposits	674,535	676,534	625,964	625,367
Financial instruments designated at fair value through profit or loss	8,188	8,188	4,663	4,663
Acceptances	16,338	16,338	13,560	13,560
Obligations related to securities sold short	32,087	32,087	30,766	30,766
Derivative financial instruments	37,967	37,967	34,200	34,200
Obligations related to securities sold under repurchase agreements and securities lent	101,257	101,257	95,843	95,843
Subordinated debentures	5,627	5,698	6,105	5,935
Other financial liabilities	35,432	34,805	27,531	27,118

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis

The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2018(1)						2017
As at October 31 ($ millions)	Level 1		Level 2	Level 3		Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(2)	$–		$3,175	$16		$3,191	$–	$5,717	$–	$5,717
Trading assets
Loans	–		14,334	–		14,334	–	17,312	–	17,312
Canadian federal government and government guaranteed debt	13,003		–	–		13,003	10,343	–	–	10,343
Canadian provincial and municipal debt	–		10,159	–		10,159	–	7,325	–	7,325
US treasury and other US agencies’ debt	7,164		–	–		7,164	6,894	–	–	6,894
Other foreign governments’ debt	4,610		1,833	–		6,443	5,680	1,149	–	6,829
Corporate and other debt	3		8,984	18	(3)	9,005	44	7,920	22	7,986
Income funds	29		–	–		29	180	165	–	345
Equity securities	39,513		158	–		39,671	38,760	170	–	38,930
Other(4)	454		–	–		454	2,500	–	–	2,500
	$64,776		$38,643	$34		$103,453	$64,401	$39,758	$22	$104,181
Financial assets designated at fair value through profit or loss	$12		$–	$–		$12	$13	$–	$–	$13

Investment securities(5)
Canadian federal government and government guaranteed debt	6,373		2,518	–		8,891	9,677	2,416	–	12,093
Canadian provincial and municipal debt	366		3,986	–		4,352	593	4,230	–	4,823
US treasury and other US agencies’ debt	18,472		669	–		19,141	6,305	367	–	6,672
Other foreign governments’ debt	10,457		9,485	48	(6)	19,990	10,944	8,746	113	19,803
Corporate and other debt	732		1,818	13	(3)	2,563	750	3,584	53	4,387
Mortgage-backed securities	–	(7)	906	–		906	539	876	–	1,415
Equity securities	838		263	709		1,810	590	177	544	1,311
	$37,238		$19,645	$770		$57,653	$29,398	$20,396	$710	$50,504
Derivative financial instruments
Interest rate contracts	$–		$8,927	$112		$9,039	$–	$9,742	$36	$9,778
Foreign exchange and gold contracts	5		22,197	–		22,202	4	21,496	–	21,500
Equity contracts	797		1,556	8		2,361	615	1,720	–	2,335
Credit contracts	–		349	–		349	–	175	–	175
Commodity contracts	92		3,515	–		3,607	133	1,443	–	1,576
	$894		$36,544	$120		$37,558	$752	$34,576	$36	$35,364
Liabilities:
Deposits(8)	$–		$(401)	$–		$(401)	$–	$(7)	$–	$(7)
Financial liabilities designated at fair value through profit or loss	–		8,188	–		8,188	–	4,663	–	4,663
Obligations related to securities sold short	24,563		7,524	–		32,087	27,796	2,970	–	30,766

Derivative financial instruments
Interest rate contracts	–		11,012	74		11,086	–	10,823	267	11,090
Foreign exchange and gold contracts	–		20,537	–		20,537	3	17,646	–	17,649
Equity contracts	1,057		1,884	5		2,946	502	2,724	7	3,233
Credit contracts	–		70	–		70	–	179	–	179
Commodity contracts	34		3,294	–		3,328	268	1,781	–	2,049
	$1,091		$36,797	$79		$37,967	$773	$33,153	$274	$34,200

Instruments not carried at fair value(9):
Assets:
Investment securities – amortized cost	$7,392	(7)	$12,815	$109	(6)	$20,316	$4,240	$14,476	$–	$18,716
Loans(10)	–		313,490	–		313,490	–	–	286,621	286,621

Liabilities:
Deposits(10)(11)	–		293,898	–		293,898	–	266,995	–	266,995
Subordinated debentures	–		5,627	–		5,627	–	6,105	–	6,105
Other liabilities	–		20,383	–		20,383	–	13,363	–	13,363

(1)	The amounts for October 31, 2018 have been prepared in accordance with IFRS 9, prior periods have not been restated (refer to Notes 3 and 4).
(2)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(3)	IFRS 9 adoption resulted in reclassification of $17 million of corporate and other debt to trading assets in Level 3 from available-for-sale debt securities (refer to Note 4).
(4)	Represents energy related assets for the year ended October 31, 2018 (October 31, 2017 – represents base metal positions).
(5)	Excludes debt investment securities measured at amortized cost of $20,743 (held-to-maturity as at October 31, 2017 – $18,765).
(6)	IFRS 9 adoption resulted in reclassification of $104 million of other foreign governments’ debt in Level 3 to debt securities measured at amortized cost (refer to Note 4).
(7)	IFRS 9 adoption resulted in reclassification of $539 million of mortgage backed securities in Level 1 to debt securities measured at amortized cost (refer to Note 4).
(8)	These amounts represent embedded derivatives bifurcated from structured notes.
(9)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(10)	Excludes floating rate instruments as carrying value approximates fair value.
(11)	Excludes embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2018.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2018(1)
($ millions)	Fair value November 1 2017	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2018	Change in unrealized gains/(losses) recorded in income for instruments still held(2)
Precious metals	$–	$–	$–	$5	$(8)	$19	$16	$–
	–	–	–	5	(8)	19	16	–
Trading assets
Loans	–	–	–	–	(2)	2	–	–
Corporate and other debt	39	(10)	–	–	(16)	5	18	–
	39	(10)	–	–	(18)	7	18	–

Investment securities
Other foreign governments’ debt	9	–	–	61	(22)	–	48	n/a
Corporate and other debt	36	–	(5)	–	(18)	–	13	n/a
Equity securities	544	16	18	218 (3)	(67)	(20)	709	14
	589	16	13	279	(107)	(20)	770	14

Derivative financial instruments – assets
Interest rate contracts	36	67	–	31	(22)	–	112	58
Equity contracts	–	(2)	–	4	–	6	8	(2	)(4)

Derivative financial instruments – liabilities
Interest rate contracts	(267)	(108)	–	(24)	22	303	(74)	(26	)(5)
Foreign exchange and gold contracts	–	–	–	(6)	–	6	–	–
Equity contracts	(7)	–	–	(5)	–	7	(5)	–
	(238)	(43)	–	–	–	322	41	30
Total	$390	$(37)	$13	$284	$ (133)	$328	$845	$44

(1)	The amounts for November 1, 2017 and October 31, 2018 have been prepared in accordance with IFRS 9, prior period amounts have not been restated (refer to Notes 3 and 4).
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)	Includes amount related to BBVA Chile acquisition of $45 million.
(4)

Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(5)

Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2017.

	As at October 31, 2017
($ millions)	Fair value November 1 2016	Gains/(losses) recorded in income(1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2017
Trading assets	$1,222	$(20)	$–	$–	$(1,180)	$–	$22
Investment securities(2)	909	(24)	38	122	(332)	(3)	710
Derivative financial instruments	(236)	10	–	(6)	3	(9)	(238)
Deposits(3)	(1,163)	6	–	–	1,157	–	–

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	Investment securities include financial assets designated as available-for-sale.
(3)	These amounts represent embedded derivatives bifurcated from certain deposit liabilities.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3

The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs(1)	Changes in fair value from reasonably possible alternatives ($ millions)

Derivative financial instruments
Interest rate contracts	Option pricing	Interest rate	7% - 93%	–
	model	volatility
Equity contracts	Option pricing	Equity volatility	2% - 124%	(9)/9
	model	Single stock correlation	(70)% - 97%

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.